Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax (Textual)
Valuation allowance	$ 894,563	$ 1,146,544
Net operating loss carry forward	$ 12,588,000
Net operating loss expiration date	Dec. 31, 2036
Unrecognized tax benefits
Maximum [Member]
Income Tax (Textual)
Effective state and local tax rate	7.80%
Minimum [Member]
Income Tax (Textual)
Effective state and local tax rate	5.70%